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                            MFS EMERGING GROWTH FUND

                 SUPPLEMENT TO THE APRIL 1, 1998 PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

         The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), dated April 1,
1998, and contains a description of Class J shares.

         CLASS J SHARES ARE AVAILABLE FOR PURCHASE ONLY BY JAPANESE INVESTORS. CLASS J SHARES MAY ONLY BE OFFERED OR SOLD OUTSIDE THE UNITED STATES AND THIS SUPPLEMENT DOES NOT CONSTITUTE AN OFFER OF CLASS J SHARES TO ANY PERSON WHO RESIDES WITHIN THE UNITED STATES.

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES:                                       Class J
                                                                        -------
  Maximum Initial Sales Charge Imposed on Purchases of Fund
    Shares (as a percentage of offering price) .........................  3.00%
  Maximum Contingent Deferred Sales Charge (as a percentage
    of original purchase price or redemption proceeds, as applicable) ..   None

ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
  Management Fees ......................................................  0.71%
  Rule 12b-1 Fees(1) ...................................................  0.75%
  Other Expenses(2)(3) .................................................  0.26%
                                                                          ----
  Total Operating Expenses .............................................  1.72%

-----------------------
(1) The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.75% per annum of the average daily net assets attributable to Class J shares. Distribution expenses paid under this plan, together with the initial sales charge, may cause long-term shareholder to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below and in the Prospectus.

(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."


(3) "Other Expenses" are based on estimated expenses for the Fund's current fiscal year.


EXAMPLE OF EXPENSES

         An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class J shares of the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):


                      Period                          Class J
                      ------                          -------
                      1 year.......................     $47
                      3 years......................     $83


         The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE FUND

         Five classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares, Class I shares and Class J shares. Class A shares, Class B shares, Class C shares and Class I shares are described in the Fund's Prospectus and are available for purchase by the general public or by certain institutional investors.

INFORMATION CONCERNING CLASS J SHARES OF THE FUND

PURCHASES
The Fund offers four classes of shares to the general public which bear sales charges and distribution fees in different forms and amounts. Class A, Class B and Class C shares are described in the Prospectus and SAI and Class J shares are described below.

CLASS J SHARES: Class J shares are offered exclusively to Japanese investors through financial institutions in Japan. Class J shares are offered at net asset values plus an initial sales charge as follows:

                                 Sales Charge as
                                  Percentage of:
                            ---------------------------        Dealer Allowance
                                              Net Amount       as a Percentage
Amount of Purchase          Offering Price     Invested        of Offering Price
------------------          --------------     --------        -----------------

All amounts                      3.00%           3.09%               3.00%

Class J shares do not convert to any other class of shares of the Fund.

The minimum initial investment is 100 shares and the minimum subsequent investment is 10 shares. Investments may only be made in increments of 10 shares.

EXCHANGES
Some or all of the Class J shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for Class J shares of any of the other funds in the MFS Family of Funds ("MFS Funds") at net asset value (if and when available for sale). Currently, no other MFS Fund offers Class J shares.

REDEMPTIONS AND REPURCHASES

A shareholder may withdraw all or any portion of the value of his account on any date the Fund is open for business by selling his shares to the Fund through a dealer, who may charge the shareholder a fee. If the dealer receives the shareholder's order prior to the close of regular trading on the New York Stock Exchange and communicates it to MFS before the close of business on the same day, the shareholder will receive the net asset value calculated on that day, reduced by an amount of any income tax required to be withheld.

DISTRIBUTION PLANS
The Trustees have adopted a Distribution Plan for Class A, Class B, Class C, and Class J shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The features common to each Class of shares are described in the Prospectus and apply to Class J shares.

FEATURES UNIQUE TO EACH CLASS OF SHARES:-- There are certain features of the Distribution Plan that are unique to Class J shares, as described below.

         CLASS J SHARES -- Class J shares are offered at net asset value and are subject to a 3% initial sales charge, all of which is reallowed to dealers.
See "Purchases - Class J shares" above.

Class J shares are subject to a 0.25% per annum service fee and a 0.50% per annum distribution fee under the Distribution Plan. These fees are paid to MFD by the Fund, and MFD in turn pays these fees to dealers.

CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: -- The Fund's Class J distribution/service fee for its current fiscal year is equal to 0.75% per annum of the average daily net assets attributable to the Fund's Class J shares.

DISTRIBUTIONS
Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B, Class C and Class J shares because expenses attributable to Class B, Class C and Class J shares will generally be higher. Distributions paid by the Fund with respect to Class J shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund has five classes of shares which it offers for sale entitled Class A, Class B, Class C, Class I and Class J shares of Beneficial Interest (without par value).

SHAREHOLDER SERVICES
The shareholder services described in the Prospectus do not apply to Class J shares, except that shareholders will receive confirmation statements and tax information and will receive all dividend and capital gain distributions in cash, as described therein.


                   THE DATE OF THE SUPPLEMENT IS JUNE 24, 1998